Loan to Third Party - Schedule of Loan to Third Party (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Loan to Third Party [Line Items]
Loan to third party	$ 683,464	$ 382,024
2 Game LLC [Member]
Schedule of Loan to Third Party [Line Items]
Maturities	Amount to be due on March 31, 2026, and September 30, 2026
Interest Rate	10% started from April 1, 2025
Loan to third party	$ 683,464	$ 382,024